Condensed Consolidated Statement of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Oct. 08, 2015
Balance, shares at Oct. 08, 2015
Shares issued to founders	$ 15,000			15,000
Shares issued to founders, shares	150,000,000
Shares issued for cash	$ 556	303,444		304,000
Shares issued for cash, shares	5,560,000
Fair value of shares issued for services		252,000		252,000
Net loss			(475,761)	(475,761)
Balance at Mar. 31, 2016	$ 15,556	555,444	(475,761)	95,239
Balance, shares at Mar. 31, 2016	155,560,000
Net loss			(29,829)	(29,829)
Balance at Jun. 30, 2016	$ 15,556	$ 555,444	$ (505,590)	$ 65,410
Balance, shares at Jun. 30, 2016	155,560,000